Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 154,468	$ 132,803	$ 801,542
Trade accounts receivable	145,828	78,843	40,948
Accounts receivable - related party	4,506	4,506	29,326
Prepaid expenses	58,963	32,239	16,103
Total current assets	363,765	248,391	887,919
OTHER ASSETS
Property and equipment, net	132,389	141,080	6,639
Investment	0	10,000	0
Customer relationships, net	25,256	33,675	0
Proprietary content, net	410,235	459,463	0
Trade name	69,300	69,300	0
Non-compete agreements, net	17,095	21,040	0
Deposits		0	50,000
Trademarks	22,642	22,592	20,174
Goodwill	1,094,702	1,094,702	662,967
Total assets	2,135,384	2,100,243	1,627,699
CURRENT LIABILITIES
Accounts payable - trade	31,432	27,229	82,703
Accounts payable - related party		0	2,300
Accrued expenses	131,032	103,654	46,400
Deferred revenue	62,887	32,739	0
Line of credit	18,481	19,732	0
Notes payable	132,408	93,397	0
Pre-merger payables	18,846	99,056	0
Total current liabilities	395,086	375,807	131,403
STOCKHOLDERS' EQUITY
Common stock - 300,000,000 shares authorized; $0.001 par value	35,538	34,863	28,389
Additional paid-in capital	5,504,285	4,768,596	2,411,791
Accumulated deficit	(3,799,525)	(3,079,023)	(943,884)
Total stockholders' equity	1,740,298	1,724,436	1,496,296
Liabilities and Stockholders Equity	$ 2,135,384	$ 2,100,243	$ 1,627,699